Investments in Associates - Schedule of Soto Norte Changes in Carrying Amount of Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Company’s share of the income (loss) from the associate	$ (2,884)	$ 59
Soto Norte
Disclosure of associates [line items]
Beginning balance	108,527	100,772
Company’s share of the income (loss) from the associate	(2,811)	2,650
Cash contributions to Soto Norte	2,647	5,105
Reclassification of investment (Note 5)	(108,363)
Ending balance	$ 0	$ 108,527